Revenue (Details) - Schedule of Revenue Expected to be Recognized in the Future Related to Performance Obligations - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue Expected To Be Recognized In The Future Related To Performance Obligations Abstract
Undelivered vehicles	£ 19,374	£ 7,911